Quarterly Report
May 31, 2021
MFS®  Core Equity Fund
RGI-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 2.2%
CACI International, Inc., “A” (a)	19,145	$4,881,209
Curtiss-Wright Corp.	72,387	9,071,539
Honeywell International, Inc.	181,337	41,872,527
L3Harris Technologies, Inc.	67,287	14,672,603
Northrop Grumman Corp.	28,212	10,321,924
Parsons Corp. (a)	102,355	4,054,282
Raytheon Technologies Corp.	406,687	36,077,204
		$120,951,288
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	67,431	$16,164,559
Apparel Manufacturers – 0.4%
FIGS, Inc. (a)	29,830	$1,018,695
NIKE, Inc., “B”	60,163	8,209,843
Skechers USA, Inc., “A” (a)	273,702	13,000,845
		$22,229,383
Automotive – 1.0%
Aptiv PLC (a)	129,106	$19,420,124
LKQ Corp. (a)	710,435	36,203,768
		$55,623,892
Biotechnology – 0.9%
Illumina, Inc. (a)	33,106	$13,429,118
Vertex Pharmaceuticals, Inc. (a)	183,541	38,292,159
		$51,721,277
Broadcasting – 0.5%
Discovery Communications, Inc., “C” (a)	166,234	$4,995,332
Netflix, Inc. (a)	41,149	20,690,128
		$25,685,460
Brokerage & Asset Managers – 1.7%
Cboe Global Markets, Inc.	177,246	$19,727,480
Charles Schwab Corp.	601,959	44,454,672
Invesco Ltd.	1,046,793	29,865,004
		$94,047,156
Business Services – 2.9%
Accenture PLC, “A”	61,779	$17,431,563
Amdocs Ltd.	147,733	11,537,947
Clarivate PLC (a)	834,832	25,078,353
Fidelity National Information Services, Inc.	157,023	23,393,287
Fiserv, Inc. (a)	160,754	18,518,861
Global Payments, Inc.	92,461	17,910,620
PayPal Holdings, Inc. (a)	172,775	44,924,955
		$158,795,586
Cable TV – 1.1%
Cable One, Inc.	2,922	$5,305,066
Liberty Broadband Corp. (a)	330,037	54,881,853
		$60,186,919

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.5%
Element Solutions, Inc.	792,765	$18,542,773
FMC Corp.	72,329	8,440,071
		$26,982,844
Computer Software – 9.9%
Adobe Systems, Inc. (a)	155,604	$78,514,666
Atlassian Corp. PLC, “A” (a)	155,243	36,215,087
Cadence Design Systems, Inc. (a)	291,875	37,065,206
Dragoneer Growth Opportunities Corp. (a)	1,179,927	11,728,475
Eventbrite, Inc. (a)	809,686	16,436,626
Everbridge, Inc. (a)	130,134	15,290,745
Microsoft Corp.	1,124,034	280,648,809
Ping Identity Holding Corp. (a)	148,243	3,574,139
salesforce.com, inc. (a)	259,431	61,770,521
		$541,244,274
Computer Software - Systems – 7.7%
Apple, Inc. (s)	2,295,799	$286,079,513
EPAM Systems, Inc. (a)	39,758	18,988,421
Rapid7, Inc. (a)	186,282	15,582,489
ServiceNow, Inc. (a)	61,546	29,165,419
Square, Inc., “A” (a)	91,894	20,448,253
TransUnion	314,792	33,682,744
Zebra Technologies Corp., “A” (a)	42,118	20,934,752
		$424,881,591
Construction – 1.6%
AvalonBay Communities, Inc., REIT	85,579	$17,709,718
AZEK Co. LLC (a)	246,851	10,745,424
D.R. Horton, Inc.	49,393	4,706,659
Masco Corp.	318,510	19,209,338
Otis Worldwide Corp.	156,469	12,256,217
Sherwin-Williams Co.	29,478	8,357,898
Vulcan Materials Co.	84,879	15,560,018
		$88,545,272
Consumer Products – 1.3%
Colgate-Palmolive Co.	285,492	$23,918,520
International Flavors & Fragrances, Inc.	65,922	9,339,170
Kimberly-Clark Corp.	134,650	17,589,329
Procter & Gamble Co.	171,874	23,177,209
		$74,024,228
Consumer Services – 0.8%
Bright Horizons Family Solutions, Inc. (a)	75,519	$10,438,991
Grand Canyon Education, Inc. (a)	184,105	16,742,509
Uber Technologies, Inc. (a)	369,343	18,773,705
		$45,955,205
Containers – 0.3%
Ball Corp.	182,433	$14,988,695
Electrical Equipment – 1.2%
AMETEK, Inc.	112,308	$15,172,811
Amphenol Corp., “A”	38,456	2,586,551
Johnson Controls International PLC	212,464	14,137,354
Sensata Technologies Holding PLC (a)	417,380	24,804,893
TE Connectivity Ltd.	54,948	7,455,345
		$64,156,954

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.3%
Advanced Micro Devices (a)	317,629	$25,435,730
Applied Materials, Inc.	357,676	49,405,786
Broadcom, Inc.	92,850	43,855,840
Intel Corp.	524,764	29,974,520
Lam Research Corp.	45,645	29,662,403
Monolithic Power Systems, Inc.	31,463	10,795,585
NXP Semiconductors N.V.	48,267	10,204,609
Silicon Laboratories, Inc. (a)	30,403	4,151,834
Texas Instruments, Inc.	165,982	31,506,703
		$234,993,010
Energy - Independent – 0.9%
ConocoPhillips	309,952	$17,276,725
Diamondback Energy, Inc.	120,949	9,684,386
Pioneer Natural Resources Co.	66,533	10,125,657
Valero Energy Corp.	145,595	11,705,838
		$48,792,606
Energy - Integrated – 0.8%
Chevron Corp.	425,667	$44,179,978
Engineering - Construction – 0.2%
APi Group, Inc. (a)	546,148	$11,551,030
Food & Beverages – 2.4%
Archer Daniels Midland Co.	248,224	$16,514,343
Coca-Cola Co.	150,730	8,333,862
Coca-Cola Europacific Partners PLC	143,291	8,671,971
Hostess Brands, Inc. (a)	484,410	7,595,549
J.M. Smucker Co.	61,961	8,258,782
Mondelez International, Inc.	531,790	33,784,619
Nomad Foods Ltd. (a)	410	12,575
Oatly Group AB (a)	246,191	5,837,188
PepsiCo, Inc.	280,858	41,550,132
		$130,559,021
Food & Drug Stores – 1.0%
Wal-Mart Stores, Inc.	397,306	$56,429,371
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	719,810	$27,489,544
Gaming & Lodging – 0.6%
Marriott International, Inc., “A” (a)	121,762	$17,482,588
Penn National Gaming, Inc. (a)	42,241	3,462,495
Wyndham Hotels & Resorts, Inc.	193,237	14,504,369
		$35,449,452
General Merchandise – 0.8%
Dollar General Corp.	225,115	$45,689,340
Health Maintenance Organizations – 1.6%
Cigna Corp.	215,514	$55,785,799
Humana, Inc.	74,911	32,788,545
		$88,574,344

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.5%
Aon PLC	234,247	$59,351,162
Arthur J. Gallagher & Co.	199,349	29,226,557
Assurant, Inc.	104,127	16,780,066
Chubb Ltd.	172,469	29,318,005
Everest Re Group Ltd.	33,080	8,599,477
Hartford Financial Services Group, Inc.	279,170	18,243,759
MetLife, Inc.	229,671	15,011,297
Reinsurance Group of America, Inc.	69,236	8,725,813
SiriusPoint Ltd. (a)	597,319	6,283,796
		$191,539,932
Internet – 5.8%
Alphabet, Inc., “A” (a)(s)	84,623	$199,443,718
Facebook, Inc., “A” (a)	317,995	104,534,496
Farfetch Ltd., “A” (a)	268,591	12,443,821
		$316,422,035
Leisure & Toys – 0.8%
Electronic Arts, Inc.	244,836	$34,994,410
Roblox Corp., “A” (a)	122,191	11,457,850
		$46,452,260
Machinery & Tools – 2.5%
Caterpillar, Inc.	94,082	$22,681,289
Eaton Corp. PLC	140,532	20,412,273
IDEX Corp.	39,853	8,873,669
Ingersoll Rand, Inc. (a)	355,863	17,665,039
PACCAR, Inc.	113,136	10,358,732
Regal Beloit Corp.	94,102	13,384,128
Roper Technologies, Inc.	59,668	26,851,197
Trane Technologies PLC	82,931	15,458,338
		$135,684,665
Major Banks – 3.8%
Bank of America Corp.	2,044,045	$86,647,068
Goldman Sachs Group, Inc.	187,657	69,812,157
PNC Financial Services Group, Inc.	277,024	53,931,032
		$210,390,257
Medical & Health Technology & Services – 1.9%
Guardant Health, Inc. (a)	38,485	$4,776,758
ICON PLC (a)	238,254	53,311,715
IDEXX Laboratories, Inc. (a)	8,842	4,934,809
McKesson Corp.	170,813	32,862,713
Teladoc Health, Inc. (a)	46,360	6,980,889
		$102,866,884
Medical Equipment – 4.4%
Align Technology, Inc. (a)	22,271	$13,143,231
Becton, Dickinson and Co.	105,005	25,399,660
Boston Scientific Corp. (a)	845,816	35,989,471
Danaher Corp.	92,230	23,623,792
Maravai Lifesciences Holdings, Inc., “A” (a)	721,875	27,099,188
Medtronic PLC	450,053	56,972,209
PerkinElmer, Inc.	117,415	17,033,394
Quidel Corp. (a)	74,022	8,742,738
STERIS PLC	183,812	35,082,358
		$243,086,041

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.2%
Howmet Aerospace, Inc. (a)	301,999	$10,714,925
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc. (a)	79,622	$6,759,908
Enterprise Products Partners LP	414,002	9,774,587
		$16,534,495
Network & Telecom – 0.5%
Equinix, Inc., REIT	37,768	$27,824,441
Oil Services – 0.5%
Cactus, Inc., “A”	216,796	$7,596,532
ChampionX Corp. (a)	750,167	19,879,425
		$27,475,957
Other Banks & Diversified Financials – 4.6%
American Express Co.	146,411	$23,444,793
Bank OZK	376,731	16,090,181
Moody's Corp.	61,080	20,483,178
Northern Trust Corp.	131,584	15,946,665
SVB Financial Group (a)	14,878	8,672,237
Truist Financial Corp.	615,566	38,029,667
U.S. Bancorp	337,655	20,522,671
United Community Bank, Inc.	141,501	4,893,105
Visa, Inc., “A”	414,899	94,306,543
Zions Bancorp NA	197,893	11,454,047
		$253,843,087
Pharmaceuticals – 5.0%
Eli Lilly & Co.	312,508	$62,420,348
Johnson & Johnson	552,047	93,433,955
Merck & Co., Inc.	893,130	67,779,635
Zoetis, Inc.	275,706	48,711,736
		$272,345,674
Pollution Control – 0.3%
GFL Environmental, Inc.	331,900	$10,800,026
U.S. Ecology, Inc. (a)	103,365	4,096,355
		$14,896,381
Printing & Publishing – 0.1%
Warner Music Group Corp.	140,796	$5,053,168
Railroad & Shipping – 1.4%
Canadian Pacific Railway Ltd.	445,771	$36,223,351
Kansas City Southern Co.	140,541	41,836,245
		$78,059,596
Real Estate – 1.6%
Broadstone Net Lease, Inc.	522,489	$11,411,160
Empire State Realty Trust, REIT, “A”	973,326	11,514,447
EPR Properties, REIT (a)	347,137	17,061,784
Extra Space Storage, Inc., REIT	103,404	15,490,953
Lexington Realty Trust, REIT	581,683	7,201,235
STORE Capital Corp., REIT	464,787	15,988,673
Sun Communities, Inc., REIT	38,620	6,465,760
		$85,134,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.2%
Performance Food Group Co. (a)	149,992	$7,519,099
Starbucks Corp.	382,053	43,508,195
Wendy's Co.	705,949	16,392,136
		$67,419,430
Specialty Chemicals – 2.0%
Air Products & Chemicals, Inc.	53,136	$15,922,734
Ashland Global Holdings, Inc.	151,982	14,413,973
Atotech, Ltd. (a)	467,871	11,285,049
Avient Corp.	284,743	14,800,941
Axalta Coating Systems Ltd. (a)	441,238	14,313,761
Diversey Holdings Ltd. (a)	727,549	12,281,027
DuPont de Nemours, Inc.	225,711	19,092,893
Univar Solutions, Inc. (a)	301,844	8,176,954
		$110,287,332
Specialty Stores – 6.2%
Amazon.com, Inc. (a)(s)	68,306	$220,155,019
Burlington Stores, Inc. (a)	44,236	14,304,595
Home Depot, Inc.	225,683	71,972,566
Petco Health & Wellness Co., Inc. (a)(l)	388,289	8,794,746
Ross Stores, Inc.	122,929	15,536,996
ThredUp, Inc. (a)	114,883	2,710,090
Urban Outfitters, Inc. (a)	142,362	5,574,896
		$339,048,908
Telecommunications - Wireless – 2.0%
SBA Communications Corp., REIT	111,115	$33,125,604
T-Mobile USA, Inc. (a)	555,958	78,640,259
		$111,765,863
Tobacco – 0.5%
Philip Morris International, Inc.	258,290	$24,906,905
Trucking – 0.4%
Forward Air Corp.	127,335	$12,337,488
J.B. Hunt Transport Services, Inc.	50,798	8,713,889
		$21,051,377
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	156,229	$13,435,694
CenterPoint Energy, Inc.	419,228	10,606,468
CenterPoint Energy, Inc. (PIPE) (a)(n)(z)	208,699	5,280,085
DTE Energy Co.	56,877	7,848,457
Duke Energy Corp.	93,968	9,417,473
Evergy, Inc.	158,227	9,808,492
Exelon Corp.	330,854	14,928,133
NextEra Energy, Inc.	447,936	32,797,874
PG&E Corp. (a)	1,044,186	10,588,046
Pinnacle West Capital Corp.	79,366	6,712,776
Southern Co.	171,268	10,947,451
Xcel Energy, Inc.	175,881	12,466,445
		$144,837,394
Total Common Stocks		$5,467,533,298
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 0.03% (v)	108,570,342	$108,570,342

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01% (j)	1,611,936	$1,611,936
Securities Sold Short – (0.6)%
Medical & Health Technology & Services – (0.4)%
Healthcare Services Group, Inc.	(751,414)	$(22,534,906)
Telecommunications - Wireless – (0.1)%
Crown Castle International Corp., REIT	(44,300)	$(8,394,850)
Trucking – (0.1)%
XPO Logistics, Inc.	(25,219)	$(3,705,428)
Total Securities Sold Short		$(34,635,184)

Other Assets, Less Liabilities – (0.9)%		(51,011,551)
Net Assets – 100.0%		$5,492,068,841
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $108,570,342 and $5,469,145,234, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,280,085, representing 0.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc. (PIPE)	5/07/20	$3,355,880	$5,280,085
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
At May 31, 2021, the fund had cash collateral of $712,630 and other liquid securities with an aggregate value of $75,894,890 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,304,426,352	$5,280,085	$—	$5,309,706,437
Ireland	53,311,715	—	—	53,311,715
Canada	47,023,377	—	—	47,023,377
United Kingdom	46,206,720	—	—	46,206,720
China	11,285,049	—	—	11,285,049
Mutual Funds	110,182,278	—	—	110,182,278
Total	$5,572,435,491	$5,280,085	$—	$5,577,715,576
Securities Sold Short	$(34,635,184)	$—	$—	$(34,635,184)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At May 31, 2021, the value of securities loaned was $1,704,141. These loans were collateralized by cash of $1,611,936 and U.S. Treasury Obligations (held by the lending agent) of $155,171.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,904,141	$590,155,460	$526,489,258	$1,159	$(1,160)	$108,570,342
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$27,486	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.